UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Mid Cap Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, Master Mid Cap Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 - Schedule of Investments

Master Mid Cap Index Series
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                          Common Stocks                                       Shares         Value
------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.8%                        Alliant Techsystems, Inc. (a)                          4,399   $     413,242
                                                  BE Aerospace, Inc. (a)                                13,158         208,291
                                                  DRS Technologies, Inc.                                 5,500         422,125
                                                                                                                 -------------
                                                                                                                     1,043,658
------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                                   AirTran Holdings, Inc. (a)                            14,950          36,328
                                                  Alaska Air Group, Inc. (a)                             4,824          98,361
                                                  JetBlue Airways Corp. (a)                             24,362         120,592
                                                                                                                 -------------
                                                                                                                       255,281
------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.8%                            ArvinMeritor, Inc.                                     9,745         127,075
                                                  BorgWarner, Inc.                                      15,410         504,986
                                                  Gentex Corp.                                          19,027         272,086
                                                  Lear Corp. (a)                                        10,311         108,266
                                                  Modine Manufacturing Co.                               4,321          62,568
                                                                                                                 -------------
                                                                                                                     1,074,981
------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                                Thor Industries, Inc. (b)                              4,562         113,229
------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.3%                                  Hansen Natural Corp. (a)(b)                            9,800         296,450
                                                  PepsiAmericas, Inc.                                    7,807         161,761
                                                                                                                 -------------
                                                                                                                       458,211
------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.4%                              Cephalon, Inc. (a)                                     9,030         699,735
                                                  PDL BioPharma, Inc.                                   15,988         148,848
                                                  United Therapeutics Corp. (a)                          3,100         326,027
                                                  Vertex Pharmaceuticals, Inc. (a)                      19,754         656,623
                                                                                                                 -------------
                                                                                                                     1,831,233
------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.1%                            Affiliated Managers Group, Inc. (a)                    5,423         449,295
                                                  Apollo Investment Corp.                               18,892         322,109
                                                  Eaton Vance Corp.                                     15,385         542,013
                                                  Jefferies Group, Inc. New Shares (b)                  15,772         353,293
                                                  Raymond James Financial, Inc.                         12,554         414,031
                                                  SEI Investments Co.                                   17,352         385,214
                                                  Waddell & Reed Financial, Inc. Class A                11,551         285,887
                                                                                                                 -------------
                                                                                                                     2,751,842
------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.2%                                  Airgas, Inc.                                          10,986         545,455
                                                  Albemarle Corp.                                       11,862         365,824
                                                  Cabot Corp.                                            8,611         273,657
                                                  Chemtura Corp.                                        32,293         147,256
                                                  Cytec Industries, Inc.                                 6,089         236,923
                                                  FMC Corp.                                              9,924         509,994
                                                  Ferro Corp.                                            5,781         116,198
                                                  Lubrizol Corp.                                         9,049         390,374
                                                  Minerals Technologies, Inc.                            2,487         147,628
                                                  Olin Corp.                                             9,948         192,991
                                                  RPM International, Inc.                               17,324         335,046
                                                  The Scotts Miracle-Gro Co.                             5,966         141,036
                                                  Sensient Technologies Corp.                            6,424         180,707
                                                  Terra Industries, Inc.                                12,290         361,326
                                                  Valspar Corp.                                         13,236         295,030
                                                                                                                 -------------
                                                                                                                     4,239,445
------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                          Common Stocks                                       Shares         Value
------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.3%                           Associated Banc-Corp.                                 16,926   $     337,674
                                                  BancorpSouth, Inc.                                     9,500         267,235
                                                  Bank of Hawaii Corp.                                   6,331         338,392
                                                  Cathay General Bancorp (b)                             6,600         157,080
                                                  City National Corp.                                    5,387         292,514
                                                  The Colonial BancGroup, Inc. (b)                      26,960         211,906
                                                  Commerce Bancshares, Inc.                              8,300         385,120
                                                  Cullen/Frost Bankers, Inc.                             7,862         471,720
                                                  FirstMerit Corp.                                      10,729         225,309
                                                  PacWest Bancorp                                        3,270          93,489
                                                  SVB Financial Group (a)                                4,250         246,160
                                                  Synovus Financial Corp.                               38,270         396,095
                                                  TCF Financial Corp.                                   15,065         271,170
                                                  Webster Financial Corp.                                6,964         175,841
                                                  Westamerica Bancorp.                                   3,864         222,296
                                                  Wilmington Trust Corp.                                 8,983         258,980
                                                                                                                 -------------
                                                                                                                     4,350,981
------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                             The Brink's Co.                                        5,761         351,536
Supplies - 2.3%                                   Copart, Inc. (a)                                       8,888         337,744
                                                  Corrections Corp. of America (a)                      16,650         413,752
                                                  Deluxe Corp.                                           6,814          98,053
                                                  HNI Corp. (b)                                          5,918         149,962
                                                  Herman Miller, Inc.                                    7,442         182,106
                                                  Mine Safety Appliances Co.                             3,900         148,668
                                                  Republic Services, Inc. Class A                       20,816         624,064
                                                  Rollins, Inc.                                          5,659         107,408
                                                  Stericycle, Inc. (a)                                  11,510         678,054
                                                                                                                 -------------
                                                                                                                     3,091,347
------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -                        3Com Corp. (a)                                        53,681         125,077
1.4%                                              ADC Telecommunications, Inc. (a)                      15,708         132,732
                                                  Adtran, Inc.                                           7,557         147,286
                                                  Avocent Corp. (a)                                      5,983         122,412
                                                  CommScope, Inc. (a)                                    9,265         320,940
                                                  F5 Networks, Inc. (a)                                 10,850         253,673
                                                  Foundry Networks, Inc. (a)                            19,400         353,274
                                                  Plantronics, Inc.                                      6,518         146,785
                                                  Polycom, Inc. (a)                                     11,682         270,205
                                                                                                                 -------------
                                                                                                                     1,872,384
------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.2%                    Diebold, Inc.                                          8,924         295,474
                                                  Imation Corp.                                          4,199          94,855
                                                  NCR Corp. (a)                                         22,240         490,392
                                                  Palm, Inc. (b)                                        14,400          85,968
                                                  Western Digital Corp. (a)                             29,600         631,072
                                                                                                                 -------------
                                                                                                                     1,597,761
------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -                      Dycom Industries, Inc. (a)                             5,302          69,032
1.5%                                              Granite Construction, Inc.                             4,281         153,345
                                                  KBR, Inc.                                             22,610         345,255

Master Mid Cap Index Series
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                          Common Stocks                                       Shares         Value
------------------------------------------------------------------------------------------------------------------------------
                                                  Quanta Services, Inc. (a)                             23,443   $     633,195
                                                  The Shaw Group, Inc. (a)                              11,020         338,645
                                                  URS Corp. (a)                                         11,200         410,704
                                                                                                                 -------------
                                                                                                                     1,950,176
------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.5%                     Martin Marietta Materials, Inc. (b)                    5,503         616,226
------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.1%                           AmeriCredit Corp. (a)(b)                              15,406         156,063
------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 1.2%                     AptarGroup, Inc.                                       9,060         354,336
                                                  Greif, Inc.                                            4,400         288,728
                                                  Packaging Corp. of America                            13,288         308,016
                                                  Sonoco Products Co.                                   13,220         392,370
                                                  Temple-Inland, Inc.                                   14,140         215,776
                                                                                                                 -------------
                                                                                                                     1,559,226
------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer                              Career Education Corp. (a)                            10,148         165,920
Services - 1.7%                                   Corinthian Colleges, Inc. (a)                         11,338         170,070
                                                  DeVry, Inc.                                            8,074         399,986
                                                  ITT Educational Services, Inc. (a)                     4,224         341,764
                                                  Matthews International Corp. Class A                   4,120         209,049
                                                  Regis Corp.                                            5,762         158,455
                                                  Service Corp. International                           34,800         290,928
                                                  Sotheby's Holdings, Inc. Class A                       8,975         180,039
                                                  Strayer Education, Inc.                                1,850         370,481
                                                                                                                 -------------
                                                                                                                     2,286,692
------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.1%     Cincinnati Bell, Inc. (a)                             32,439         100,236
------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.8%                         DPL, Inc.                                             15,099         374,455
                                                  Great Plains Energy, Inc.                             15,751         349,987
                                                  Hawaiian Electric Industries, Inc. (b)                11,176         325,333
                                                  IDACORP, Inc.                                          6,018         175,064
                                                  Northeast Utilities, Inc.                             20,616         528,800
                                                  Sierra Pacific Resources                              31,218         299,068
                                                  Westar Energy, Inc.                                   13,923         320,786
                                                                                                                 -------------
                                                                                                                     2,373,493
------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.4%                       Ametek, Inc.                                          14,177         577,996
                                                  Hubbell, Inc. Class B                                  7,480         262,174
                                                  Roper Industries, Inc.                                11,900         677,824
                                                  Thomas & Betts Corp. (a)                               7,427         290,173
                                                                                                                 -------------
                                                                                                                     1,808,167
------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                            Arrow Electronics, Inc. (a)                           16,313         427,727
Instruments - 2.3%                                Avnet, Inc. (a)                                       20,013         492,920
                                                  Flir Systems, Inc. (a)                                18,500         710,770
                                                  Ingram Micro, Inc. Class A (a)                        21,500         345,505
                                                  National Instruments Corp.                             7,486         224,954
                                                  Tech Data Corp. (a)                                    7,070         211,040
                                                  Trimble Navigation Ltd. (a)                           16,100         416,346
                                                  Vishay Intertechnology, Inc. (a)                      24,910         164,904
                                                                                                                 -------------
                                                                                                                     2,994,166
------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                          Common Stocks                                       Shares         Value
------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 3.2%                Exterran Holdings, Inc. (a)                            8,727   $     278,915
                                                  FMC Technologies, Inc. (a)                            16,976         790,233
                                                  Helix Energy Solutions Group, Inc. (a)                12,200         296,216
                                                  Helmerich & Payne, Inc.                               14,022         605,610
                                                  Oceaneering International, Inc. (a)                    7,400         394,568
                                                  Patterson-UTI Energy, Inc.                            20,987         420,160
                                                  Pride International, Inc. (a)                         23,167         685,975
                                                  Superior Energy Services, Inc. (a)                    10,760         335,066
                                                  Tidewater, Inc.                                        6,901         382,039
                                                                                                                 -------------
                                                                                                                     4,188,782
------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.4%                   BJ's Wholesale Club, Inc. (a)                          7,945         308,743
                                                  Ruddick Corp.                                          4,940         160,303
                                                                                                                 -------------
                                                                                                                       469,046
------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.5%                              Corn Products International, Inc.                      9,890         319,249
                                                  Hormel Foods Corp.                                     9,579         347,526
                                                  The J.M. Smucker Co.                                   7,420         376,120
                                                  Lancaster Colony Corp.                                 2,761         103,979
                                                  Ralcorp Holdings, Inc. (a)                             7,500         505,575
                                                  Smithfield Foods, Inc. (a)                            15,580         247,410
                                                  Tootsie Roll Industries, Inc. (b)                      3,545         102,486
                                                                                                                 -------------
                                                                                                                     2,002,345
------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.9%                              AGL Resources, Inc.                                   10,218         320,641
                                                  Energen Corp.                                          9,500         430,160
                                                  Equitable Resources, Inc.                             17,515         642,450
                                                  National Fuel Gas Co.                                 10,808         455,881
                                                  Oneok, Inc.                                           13,872         477,197
                                                  WGL Holdings, Inc.                                     6,548         212,483
                                                                                                                 -------------
                                                                                                                     2,538,812
------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies -                Advanced Medical Optics, Inc. (a)                      7,269         129,243
3.5%                                              Beckman Coulter, Inc.                                  8,333         591,560
                                                  Dentsply International, Inc.                          19,810         743,667
                                                  Edwards Lifesciences Corp. (a)                         7,295         421,359
                                                  Gen-Probe, Inc. (a)                                    7,175         380,634
                                                  Hill-Rom Holdings, Inc.                                8,250         250,058
                                                  Hologic, Inc. (a)                                     34,218         661,434
                                                  Idexx Laboratories, Inc. (a)                           8,000         438,400
                                                  Kinetic Concepts, Inc. (a)                             7,300         208,707
                                                  ResMed, Inc. (a)                                      10,300         442,900
                                                  Steris Corp.                                           7,794         292,899
                                                                                                                 -------------
                                                                                                                     4,560,861
------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services -                Apria Healthcare Group, Inc. (a)                       5,942         108,382
2.9%                                              Community Health Systems, Inc. (a)                    12,806         375,344
                                                  Health Management Associates, Inc. Class A (a)        32,430         134,909
                                                  Health Net, Inc. (a)                                  14,213         335,427
                                                  Henry Schein, Inc. (a)                                11,978         644,896
                                                  Kindred Healthcare, Inc. (a)                           4,030         111,107
                                                  LifePoint Hospitals, Inc. (a)                          7,233         232,469

Master Mid Cap Index Series
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                          Common Stocks                                       Shares         Value
------------------------------------------------------------------------------------------------------------------------------
                                                  Lincare Holdings, Inc. (a)                             9,763   $     293,769
                                                  Omnicare, Inc. (b)                                    14,150         407,096
                                                  Psychiatric Solutions, Inc. (a)                        7,400         280,830
                                                  Universal Health Services, Inc. Class B                6,777         379,715
                                                  VCA Antech, Inc. (a)                                  11,250         331,538
                                                  WellCare Health Plans, Inc. (a)                        5,530         199,080
                                                                                                                 -------------
                                                                                                                     3,834,562
------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.3%                     Cerner Corp. (a)                                       8,890         396,849
------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.2%              Bob Evans Farms, Inc.                                  4,155         113,390
                                                  Boyd Gaming Corp.                                      7,420          69,451
                                                  Brinker International, Inc.                           13,425         240,173
                                                  The Cheesecake Factory, Inc. (a)                       8,932         130,586
                                                  Chipotle Mexican Grill, Inc. Class A (a)(b)            4,360         241,936
                                                  International Speedway Corp. Class A                   3,964         154,239
                                                  Life Time Fitness, Inc. (a)                            4,490         140,402
                                                  Scientific Games Corp. Class A (a)                     8,600         197,972
                                                  Wendy's                                               62,475         328,619
                                                                                                                 -------------
                                                                                                                     1,616,768
------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.6%                         American Greetings Corp. Class A                       6,482          99,110
                                                  Blyth, Inc.                                            3,124          35,426
                                                  Furniture Brands International, Inc.                   6,101          64,182
                                                  Hovnanian Enterprises, Inc. Class A (a)(b)             6,133          49,003
                                                  MDC Holdings, Inc.                                     4,700         171,973
                                                  Mohawk Industries, Inc. (a)(b)                         7,330         493,969
                                                  NVR, Inc. (a)                                            711         406,692
                                                  Ryland Group, Inc.                                     5,617         148,963
                                                  Toll Brothers, Inc. (a)                               17,377         438,422
                                                  Tupperware Corp.                                       8,245         227,809
                                                                                                                 -------------
                                                                                                                     2,135,549
------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.9%                         Church & Dwight Co., Inc.                              8,843         549,062
                                                  Energizer Holdings, Inc. (a)                           7,770         625,874
                                                                                                                 -------------
                                                                                                                     1,174,936
------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.6%                                Acxiom Corp.                                           9,099         114,101
                                                  Alliance Data Systems Corp. (a)                        8,981         569,216
                                                  Broadridge Financial Solutions LLC                    18,630         286,716
                                                  DST Systems, Inc. (a)                                  5,857         327,933
                                                  Gartner, Inc. Class A (a)                              8,227         186,588
                                                  Global Payments, Inc.                                 10,570         474,170
                                                  Lender Processing Services, Inc.                      11,300         344,876
                                                  Metavante Technologies, Inc. (a)                      11,930         229,772
                                                  NeuStar, Inc. Class A (a)                             10,290         204,668
                                                  SAIC, Inc. (a)                                        25,400         513,842
                                                  SRA International, Inc. Class A (a)                    5,700         128,991
                                                                                                                 -------------
                                                                                                                     3,380,873
------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.4%                   Carlisle Cos., Inc.                                    8,142         244,016
                                                  Teleflex, Inc.                                         5,252         333,449
                                                                                                                 -------------
                                                                                                                       577,465
------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                          Common Stocks                                       Shares         Value
------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.2%                                  American Financial Group, Inc.                         9,574   $     282,433
                                                  Arthur J. Gallagher & Co.                             12,361         317,183
                                                  Brown & Brown, Inc. (c)                               15,110         326,678
                                                  Everest Re Group Ltd.                                  8,230         712,142
                                                  Fidelity National Title Group, Inc. Class A           28,468         418,480
                                                  First American Corp.                                  12,329         363,706
                                                  HCC Insurance Holdings, Inc.                          14,899         402,273
                                                  The Hanover Insurance Group, Inc.                      6,830         310,902
                                                  Horace Mann Educators Corp.                            5,400          69,498
                                                  Mercury General Corp.                                  4,750         260,063
                                                  Old Republic International Corp.                      30,701         391,438
                                                  Philadelphia Consolidated Holding Co. (a)              7,700         450,989
                                                  Protective Life Corp.                                  9,270         264,288
                                                  Stancorp Financial Group, Inc.                         6,462         336,024
                                                  Unitrin, Inc.                                          6,664         166,200
                                                  W.R. Berkley Corp.                                    19,066         449,004
                                                                                                                 -------------
                                                                                                                     5,521,301
------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.4%                  NetFlix, Inc. (a)                                      5,940         183,427
                                                  Priceline.com, Inc. (a)                                5,200         355,836
                                                                                                                 -------------
                                                                                                                       539,263
------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.2%               Digital River, Inc. (a)                                4,900         158,760
                                                  ValueClick, Inc. (a)                                  12,170         124,499
                                                                                                                 -------------
                                                                                                                       283,259
------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%               Callaway Golf Co.                                      8,810         123,957
------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 2.2%             Affymetrix, Inc. (a)                                   9,300          71,982
                                                  Charles River Laboratories
                                                  International, Inc. (a)                                9,074         503,879
                                                  Covance, Inc. (a)                                      8,418         744,235
                                                  Invitrogen Corp. (a)                                  12,050         455,490
                                                  Pharmaceutical Product Development, Inc.              15,900         657,465
                                                  Techne Corp. (a)                                       5,125         369,615
                                                  Varian, Inc. (a)                                       3,921         168,211
                                                                                                                 -------------
                                                                                                                     2,970,877
------------------------------------------------------------------------------------------------------------------------------
Machinery - 5.0%                                  AGCO Corp. (a)                                        12,205         520,055
                                                  Crane Co.                                              6,691         198,790
                                                  Donaldson Co., Inc.                                   10,205         427,691
                                                  Federal Signal Corp.                                   6,400          87,680
                                                  Flowserve Corp.                                        7,714         684,772
                                                  Graco, Inc.                                            8,083         287,835
                                                  Harsco Corp.                                          11,224         417,420
                                                  IDEX Corp.                                            10,960         339,979
                                                  Joy Global, Inc.                                      14,362         648,301
                                                  Kennametal, Inc.                                      10,200         276,624
                                                  Lincoln Electric Holdings, Inc.                        5,700         366,567
                                                  Nordson Corp.                                          4,499         220,946
                                                  Oshkosh Corp.                                          9,900         130,284
                                                  Pentair, Inc.                                         13,154         454,734

Master Mid Cap Index Series
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                          Common Stocks                                       Shares         Value
------------------------------------------------------------------------------------------------------------------------------
                                                  SPX Corp.                                              7,210   $     555,170
                                                  Timken Co.                                            11,675         330,986
                                                  Trinity Industries, Inc.                              10,803         277,961
                                                  Westinghouse Air Brake Technologies Corp.              6,410         328,384
                                                                                                                 -------------
                                                                                                                     6,554,179
------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                                     Alexander & Baldwin, Inc.                              5,521         243,089
------------------------------------------------------------------------------------------------------------------------------
Media - 1.1%                                      Belo Corp. Class A                                    11,800          70,328
                                                  DreamWorks Animation SKG, Inc. Class A (a)            10,600         333,370
                                                  Entercom Communications Corp.                          3,645          18,298
                                                  Harte-Hanks, Inc.                                      5,717          59,285
                                                  John Wiley & Sons, Inc. Class A                        5,950         240,678
                                                  Lamar Advertising Co. Class A (a)                     10,300         318,167
                                                  Marvel Entertainment, Inc. (a)                         6,500         221,910
                                                  Media General, Inc. Class A (b)                        3,031          37,675
                                                  Scholastic Corp.                                       3,505          90,008
                                                  Valassis Communications, Inc. (a)                      6,467          56,004
                                                                                                                 -------------
                                                                                                                     1,445,723
------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.5%                            Carpenter Technology Corp.                             6,160         158,004
                                                  Cleveland-Cliffs, Inc.                                14,240         753,866
                                                  Commercial Metals Co.                                 15,200         256,728
                                                  Reliance Steel & Aluminum Co.                          8,500         322,745
                                                  Steel Dynamics, Inc.                                  24,100         411,869
                                                  Worthington Industries, Inc.                           8,427         125,899
                                                                                                                 -------------
                                                                                                                     2,029,111
------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 3.3%                            Alliant Energy Corp.                                  14,713         473,906
                                                  Black Hills Corp.                                      5,074         157,649
                                                  MDU Resources Group, Inc.                             24,428         708,412
                                                  NSTAR                                                 14,179         474,997
                                                  OGE Energy Corp.                                      12,219         377,323
                                                  PNM Resources, Inc.                                   11,474         117,494
                                                  Puget Energy, Inc.                                    17,205         459,374
                                                  SCANA Corp.                                           15,616         607,931
                                                  Vectren Corp.                                         10,726         298,719
                                                  Wisconsin Energy Corp.                                15,629         701,742
                                                                                                                 -------------
                                                                                                                     4,377,547
------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.5%                           99 Cents Only Stores (a)                               6,176          67,751
                                                  Dollar Tree, Inc. (a)                                 12,113         440,429
                                                  Saks, Inc. (a)                                        19,171         177,332
                                                                                                                 -------------
                                                                                                                       685,512
------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.2%                         Zebra Technologies Corp. Class A (a)                   8,596         239,399
------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 3.7%                Arch Coal, Inc.                                       19,310         635,106
                                                  Bill Barrett Corp. (a)                                 4,680         150,275
                                                  Cimarex Energy Co.                                    11,100         542,901
                                                  Denbury Resources, Inc. (a)                           32,900         626,416
                                                  Encore Acquisition Co. (a)                             7,120         297,474
                                                  Forest Oil Corp. (a)                                  12,007         595,547
                                                  Frontier Oil Corp.                                    13,900         256,038

Master Mid Cap Index Series
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                          Common Stocks                                       Shares         Value
------------------------------------------------------------------------------------------------------------------------------
                                                  Newfield Exploration Co. (a)                          17,615   $     563,504
                                                  Overseas Shipholding Group, Inc.                       3,574         208,400
                                                  Patriot Coal Corp. (a)                                 8,500         246,925
                                                  Plains Exploration & Production Co. (a)               14,367         505,144
                                                  Quicksilver Resources, Inc. (a)                       15,100         296,413
                                                                                                                 -------------
                                                                                                                     4,924,143
------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%                    Louisiana-Pacific Corp.                               12,810         119,133
------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.4%                          Alberto-Culver Co.                                    11,500         313,260
                                                  NBTY, Inc. (a)                                         7,000         206,640
                                                                                                                 -------------
                                                                                                                       519,900
------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.0%                            Endo Pharmaceuticals Holdings, Inc. (a)               15,980         319,600
                                                  Medicis Pharmaceutical Corp. Class A                   7,500         111,825
                                                  Perrigo Co.                                           10,283         395,484
                                                  Sepracor, Inc. (a)                                    14,370         263,115
                                                  Valeant Pharmaceuticals International (a)(b)          11,873         243,040
                                                                                                                 -------------
                                                                                                                     1,333,064
------------------------------------------------------------------------------------------------------------------------------
Professional Services - 1.3%                      Corporate Executive Board Co.                          4,525         141,406
                                                  Dun & Bradstreet Corp.                                 7,364         694,867
                                                  Kelly Services, Inc. Class A                           3,281          62,503
                                                  Korn/Ferry International (a)                           6,139         109,397
                                                  MPS Group, Inc. (a)                                   12,488         125,879
                                                  Manpower, Inc.                                        10,598         457,410
                                                  Navigant Consulting, Inc. (a)                          6,030         119,937
                                                                                                                 -------------
                                                                                                                     1,711,399
------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                     AMB Property Corp.                                    13,096         593,249
(REITs) - 7.0%                                    Alexandria Real Estate Equities, Inc.                  4,250         478,125
                                                  BRE Properties                                         6,800         333,200
                                                  Camden Property Trust                                  7,100         325,606
                                                  Cousins Properties, Inc. (b)                           5,490         138,513
                                                  Duke Realty Corp.                                     19,510         479,556
                                                  Equity One, Inc.                                       4,760          97,532
                                                  Essex Property Trust, Inc.                             3,400         402,322
                                                  Federal Realty Investment Trust                        7,900         676,240
                                                  Health Care REIT, Inc.                                13,600         723,928
                                                  Highwoods Properties, Inc.                             8,464         300,980
                                                  Hospitality Properties Trust                          12,510         256,705
                                                  Liberty Property Trust                                12,298         463,020
                                                  The Macerich Co.                                      10,000         636,500
                                                  Mack-Cali Realty Corp.                                 8,765         296,871
                                                  Nationwide Health Properties, Inc.                    12,830         461,623
                                                  Potlatch Corp.                                         5,263         244,151
                                                  Rayonier, Inc.                                        10,416         493,198
                                                  Realty Income Corp.                                   13,500         345,600
                                                  Regency Centers Corp.                                  9,325         621,884
                                                  UDR, Inc.                                             17,075         446,511
                                                  Weingarten Realty Investors                            9,975         355,808
                                                                                                                 -------------
                                                                                                                     9,171,122
------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                          Common Stocks                                       Shares         Value
------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                          Jones Lang LaSalle, Inc.                               5,320   $     231,314
Development - 0.2%
------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.1%                                Avis Budget Group, Inc. (a)                           13,560          77,834
                                                  Con-way, Inc.                                          6,095         268,850
                                                  J.B. Hunt Transport Services, Inc.                    11,196         373,611
                                                  Kansas City Southern (a)                              12,100         536,756
                                                  Werner Enterprises, Inc.                               5,933         128,805
                                                  YRC Worldwide, Inc. (a)(b)                             7,606          90,968
                                                                                                                 -------------
                                                                                                                     1,476,824
------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 1.7%   Atmel Corp. (a)                                       59,370         201,264
                                                  Cree, Inc. (a)(b)                                     11,943         272,061
                                                  Fairchild Semiconductor International, Inc. (a)       16,607         147,636
                                                  Integrated Device Technology, Inc. (a)                22,820         177,540
                                                  International Rectifier Corp. (a)                      9,624         183,048
                                                  Intersil Corp. Class A                                16,463         272,957
                                                  Lam Research Corp. (a)                                16,809         529,315
                                                  RF Micro Devices, Inc. (a)                            35,071         102,407
                                                  Semtech Corp. (a)                                      8,207         114,570
                                                  Silicon Laboratories, Inc. (a)                         6,464         198,445
                                                                                                                 -------------
                                                                                                                     2,199,243
------------------------------------------------------------------------------------------------------------------------------
Software - 2.7%                                   ACI Worldwide, Inc. (a)                                4,521          79,208
                                                  Advent Software, Inc. (a)                              2,400          84,552
                                                  Ansys, Inc. (a)                                       11,800         446,866
                                                  Cadence Design Systems, Inc. (a)                      34,329         232,064
                                                  Factset Research Systems, Inc.                         5,700         297,825
                                                  Fair Isaac Corp.                                       6,426         148,119
                                                  Jack Henry & Associates, Inc.                         11,117         226,009
                                                  Macrovision Solutions Corp. (a)                       11,102         170,749
                                                  McAfee, Inc. (a)                                      20,237         687,249
                                                  Mentor Graphics Corp. (a)                             12,043         136,688
                                                  Parametric Technology Corp. (a)                       15,300         281,520
                                                  Sybase, Inc. (a)                                      10,512         321,877
                                                  Synopsys, Inc. (a)                                    18,969         378,432
                                                  Wind River Systems, Inc. (a)                           8,983          89,830
                                                                                                                 -------------
                                                                                                                     3,580,988
------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.5%                           Advance Auto Parts, Inc.                              12,675         502,690
                                                  Aeropostale, Inc. (a)                                  8,950         287,384
                                                  American Eagle Outfitters, Inc.                       27,527         419,787
                                                  AnnTaylor Stores Corp. (a)                             7,800         160,992
                                                  Barnes & Noble, Inc.                                   5,176         134,990
                                                  Borders Group, Inc.                                    8,183          53,680
                                                  CarMax, Inc. (a)(b)(c)                                29,022         406,308
                                                  Charming Shoppes, Inc. (a)                            15,200          74,328
                                                  Chico's FAS, Inc. (a)                                 23,584         129,004
                                                  Coldwater Creek, Inc. (a)                              7,400          42,846
                                                  Collective Brands, Inc. (a)                            8,545         156,459
                                                  Dick's Sporting Goods, Inc. (a)                       11,140         218,121

Master Mid Cap Index Series
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                          Common Stocks                                       Shares         Value
------------------------------------------------------------------------------------------------------------------------------
                                                  Foot Locker, Inc.                                     20,625   $     333,300
                                                  Guess?, Inc.                                           8,000         278,320
                                                  J. Crew Group, Inc. (a)                                6,900         197,133
                                                  O'Reilly Automotive, Inc. (a)                         17,823         477,122
                                                  Pacific Sunwear of California, Inc. (a)                9,273          62,407
                                                  PetSmart, Inc.                                        16,941         418,612
                                                  Rent-A-Center, Inc. (a)                                8,882         197,891
                                                  Ross Stores, Inc.                                     17,681         650,838
                                                  Urban Outfitters, Inc. (a)                            15,175         483,627
                                                  Williams-Sonoma, Inc.                                 11,669         188,804
                                                                                                                 -------------
                                                                                                                     5,874,643
------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -                Hanesbrands, Inc. (a)                                 12,500         271,875
0.8%                                              Phillips-Van Heusen Corp.                              6,870         260,442
                                                  Timberland Co. Class A (a)                             6,386         110,925
                                                  Under Armour, Inc. Class A (a)(b)                      4,800         152,448
                                                  The Warnaco Group, Inc. (a)                            6,010         272,193
                                                                                                                 -------------
                                                                                                                     1,067,883
------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.1%                 Astoria Financial Corp.                               10,829         224,485
                                                  First Niagara Financial Group, Inc.                   15,600         245,700
                                                  New York Community Bancorp, Inc. (b)                  45,888         770,460
                                                  The PMI Group, Inc.                                   10,929          32,241
                                                  Washington Federal, Inc.                              11,713         216,105
                                                                                                                 -------------
                                                                                                                     1,488,991
------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                                    Universal Corp.                                        3,352         164,550
------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.5%           GATX Corp.                                             6,495         257,007
                                                  MSC Industrial Direct Co. Class A                      6,100         281,027
                                                  United Rentals, Inc. (a)                               7,562         115,245
                                                                                                                 -------------
                                                                                                                       653,279
------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.2%                            Aqua America, Inc. (b)                                17,801         316,502
------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                        Telephone & Data Systems, Inc.                        11,058         395,324
Services - 0.4%                                   Telephone & Data Systems, Inc. (Special Shares)        3,083         110,680
                                                                                                                 -------------
                                                                                                                       506,004
------------------------------------------------------------------------------------------------------------------------------
                                                  Total Long-Term Investments
                                                  (Cost - $118,924,013) - 93.8%                                    123,753,845
------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Beneficial
                                                                                                     Interest
                                                  Short-Term Securities                                (000)
------------------------------------------------------------------------------------------------------------------------------
                                                  BlackRock Liquidity Series, LLC
                                                     Cash Sweep Series, 2.59% (d)(e)                $    6,950       6,949,963
                                                  BlackRock Liquidity Series, LLC
                                                     Money Market Series, 2.66% (d)(e)(f)                4,206       4,205,600
------------------------------------------------------------------------------------------------------------------------------
                                                  Total Short-Term Securities
                                                  (Cost - $11,155,563) - 8.5%                                       11,155,563
------------------------------------------------------------------------------------------------------------------------------
                                                  Total Investments
                                                  (Cost - $130,079,576*) - 102.3%                                  134,909,408

                                                  Liabilities in Excess of Other Assets - (2.3)%                    (3,009,857)
                                                                                                                 -------------
                                                  Net Assets - 100.0%                                            $ 131,899,551
                                                                                                                 =============

Master Mid Cap Index Series
Schedule of Investments September 30, 2008 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                              $ 131,367,429
                                                                  =============
      Gross unrealized appreciation                               $  19,730,054
      Gross unrealized depreciation                                 (16,188,075)
                                                                  -------------
      Net unrealized appreciation                                 $   3,541,979
                                                                  =============
(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------
                                                                  Net
                                                               Activity
      Affiliate                                                  (000)        Income
      -----------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series        $ (3,306)      $   102,335
      BlackRock Liquidity Series, LLC Money Market Series      $    167       $   110,915
      -----------------------------------------------------------------------------------

(e)   Represents the current yield as of report date.
(f)   Security was purchased with the cash proceeds from securities loans.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

o Financial futures contracts purchased as of September 30, 2008 were as follows:

      -------------------------------------------------------------------------------------------
                                                  Expiration            Face          Unrealized
        Contracts             Issue                  Date              Value         Depreciation
      -------------------------------------------------------------------------------------------
           111         S&P 400 MidCap Index      December 2008      $ 8,444,417      $   (338,087)
      -------------------------------------------------------------------------------------------

Master Mid Cap Index Series
Schedule of Investments September 30, 2008 (Unaudited)

o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Series' investments:

            -------------------------------------------------------------------
            Valuation                  Investments in           Other Financial
             Inputs                      Securities               Instruments*
            -------------------------------------------------------------------
            Level 1                    $ 123,753,845                 $ (338,087)
            Level 2                       11,155,563                         --
            Level 3                               --                         --
            -------------------------------------------------------------------
            Total                      $ 134,909,408                 $ (338,087)
                                       ========================================
            * Other financial instruments are futures.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Mid Cap Index Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    Master Mid Cap Index Series of Quantitative Master Series LLC

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Master Mid Cap Index Series of Quantitative Master Series LLC

Date: November 24, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    Master Mid Cap Index Series of Quantitative Master Series LLC

Date: November 24, 2008